Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement on a Recurring Basis [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
Assets and liabilities measured at fair value on a recurring basis in the Consolidated Statements of Financial Position as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	—	—	10,261	10,261
Financial assets at FVOCI
Equity instruments	791	—	6,505	7,296
Debt instruments	—	18,005	—	18,005

Total	791	18,005	16,766	35,562

Financial liability at fair value through profit or loss
Put option liabilities	—	—	296	296

Total	—	—	296	296

	(In millions of yen)
December 31, 2019	Level 1	Level 2	Level 3	Total
Financial asset at fair value through profit or loss	172	3,016	17,312	20,500
Financial assets at FVOCI
Equity instruments	6,750	—	2,898	9,648
Debt instruments	—	18,043	—	18,043

Total	6,922	21,059	20,210	48,191

Financial liability at fair value through profit or loss
Put option liabilities	—	—	224	224
Other	61	—	—	61

Total	61	—	224	285

Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
(3)	Reconciliations from the opening balance to the closing balance of financial instruments categorized within Level 3 are as follows:

	(In millions of yen)

	2018			2019
	Private equity and other financial instruments	Conversion right and redemption right of preferred stock	Put option liabilities	Financial assets at fair value through profit or loss	Financial assets at FVOCI Equity instruments	Put option liabilities
Fair value at the beginning of the year	7,143	8,539	(486)	10,261	6,505	(296)
Total (loss)/gain for the year:
Included in profit or loss (1)	(553)	—	(74)	1,953	—	85
Included in other comprehensive income (2)	—	(1,916)	—	—	(224)	—

Comprehensive (loss)/income	(553)	(1,916)	(74)	1,953	(224)	85
Purchases	4,763	5,029	(16)	5,311	—	(28)
Sales and settlements (3)	—	(4,176)	—	—	(556)	—
Exercise of options	—	—	250	—	—	—
Decrease due to loss of control	(963)	(595)	26	—	—	—
Other	138	(110)	(3)	(216)	176	16
Transfer to Level 1 (4)	—	—	—	—	(3,000)	—
Effect of exchange rate changes	(267)	(266)	7	3	(3)	(1)

Fair value at the end of the year	10,261	6,505	(296)	17,312	2,898	(224)

(1)	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
(2)	This amount is included in “Net changes in fair value of equity instruments at FVOCI” in the Group’s Consolidated Statements of Comprehensive Income.
(3)
During the years ended December 31, 2018 and 2019, the Group sold financial assets at FVOCI. The cumulative gain on disposal amounted to 2,267 million yen and the cumulative loss on disposal amounted to 1,081 million yen, respectively.

(4)
During the year ended December 31, 2019, the issuing company of an equity instrument was listed on
 Tokyo Stock Exchange Mothers. Accordingly, such equity instrument was transferred from Level 3 to Level 1.

Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
Assets and liabilities not measured at fair values in the Consolidated Statements of Financial Position, but for which fair values are disclosed as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	288	—	288
Guarantee deposits	—	123	—	123
Office security deposits	—	9,050	—	9,050

Total	—	9,461	—	9,461

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	143,743	—	143,743

Total	—	143,759	—	143,759

	(In millions of yen)

December 31, 2019	Level 1	Level 2	Level 3	Total
Financial assets at amortized cost
Corporate bonds and other debt instruments	—	284	—	284
Guarantee deposits	—	57	—	57
Office security deposits	—	9,266	—	9,266
Others		100		100

Total	—	9,707	—	9,707

Financial liability at amortized cost
Office securities deposits received under sublease agreement	—	16	—	16
Corporate bonds	—	144,254	—	144,254

Total	—	144,270	—	144,270

Put option liabilities [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets	Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain put option liabilities:

Valuation technique	Significant unobservable input	2018	2019
Option pricing model	Comparable listed companies’ average historical volatility	51.9%	—
	Discount rate	1.8%	—
Monte Carlo simulation	Comparable listed companies’ average historical volatility	43.1%	43.6%
	Discount rate	2.0%	1.7%

Financial assets at fair value through other comprehensive income, category [member]
Statement [Line Items]
Fair Value Measurements of Assets by Fair Value Hierarchy
Financial assets at FVOCI as of December 31, 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Marketable	791	6,751
Non-marketable (1)	6,505	2,897

Total	7,296	9,648

(1)
The fair value of
non-marketable
equity instruments measured at FVOCI are mainly consist of finance related business of 3,000 million yen, AI of 1,192 million yen, and other business such as advertising of 2,313 million yen as of December 31, 2018. The fair value of non-marketable
equity instruments measured at FVOCI are mainly consist of AI of 801 million yen and other business such as advertising of 2,096 million yen.

Financial assets at fair value through other comprehensive income, category [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets	Below is the quantitative information regarding the valuation techniques and significant unobservable inputs used in measuring the fair value of certain unlisted equity securities.

Valuation technique	Significant unobservable input	2018	2019
Market approach-market comparable companies	Revenue multiple	1.3-9.1	1.4-13.3
	Liquidity discount	30.0%	30.0%

Financial assets at fair value through profit or loss [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Statement [Line Items]
Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets	Below is the quantitative information regarding the valuation technique and significant unobservable inputs used in measuring the fair value of financial assets at fair value through profit or loss categorized within Level 3, except for private equity investment funds:

Valuation technique	Significant unobservable input	2018	2019
Discount cash flow model	Discount rate	16.0%	—
	Growth rate	2.0%	—
Binomial option pricing model	Comparable listed companies’ average historical volatility	53.3%-54.0%	53.3%-54.0%
	Discount rate	2.0%-2.2%	1.4%-1.6%